INVENTORIES, NET	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3:  INVENTORIES, NET

	June 30, 2024	December 31, 2023
	$	$
Raw materials, parts and supplies	1,672	1,380
Finished products	1,110	1,123

	2,782	2,503

As of June 30, 2024 and December 31, 2023, inventory is presented net of write-offs for slow inventory in the amount of approximately $2,227 and $2,215, respectively.